Shareholders' Equity - Stock Options Price Ranges (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Range of Exercise Prices
Options Outstanding (in shares)	190	234
Weighted Average Exercise Price (in dollars per share)	$ 38.86	$ 38.41
Options Exercisable (in shares)	117	72
Weighted Average Exercise Price (in dollars per share)	$ 39.74	$ 40.76
Weighted Average Remaining Contractual Life (In years)	2 years 6 months 22 days	3 years 7 months 17 days
Range of Exercise Prices $35.69 - $35.69
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 35.69	$ 35.69
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 35.69	$ 35.69
Options Outstanding (in shares)	36	72
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Options Exercisable (in shares)	13	16
Weighted Average Exercise Price (in dollars per share)	$ 35.69	$ 35.69
Weighted Average Remaining Contractual Life (In years)	3 years 15 days	3 years 10 months 24 days
Range of Exercise Prices $38.27 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 38.27	$ 38.27
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27	$ 38.27
Options Outstanding (in shares)	124	124
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Options Exercisable (in shares)	74	18
Weighted Average Exercise Price (in dollars per share)	$ 38.27	$ 38.27
Weighted Average Remaining Contractual Life (In years)	2 years 10 months 24 days	3 years 10 months 24 days
Range of Exercise Prices $40.07 - $40.07
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 40.07
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 40.07
Options Outstanding (in shares)		8
Weighted Average Exercise Price (in dollars per share)		$ 40.07
Options Exercisable (in shares)		8
Weighted Average Exercise Price (in dollars per share)		$ 40.07
Weighted Average Remaining Contractual Life (In years)		4 years 9 months 22 days
Range of Exercise Prices $45.13 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 45.13	$ 45.13
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.13	$ 45.13
Options Outstanding (in shares)	30	30
Weighted Average Exercise Price (in dollars per share)	$ 45.13	$ 45.13
Options Exercisable (in shares)	30	30
Weighted Average Exercise Price (in dollars per share)	$ 45.13	$ 45.13
Weighted Average Remaining Contractual Life (In years)	6 months 18 days	1 year 6 months 18 days